Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective statutory rate and provision for income taxes [Abstract]
Income tax benefit at U.S. statutory rate	$ (637,879)	$ (212,792)
Income tax benefit – state	(197,439)	(65,864)
Permanent differences	457,798	103,132
True up		59,266
Change in valuation allowance	377,520	116,258
Total provision for income tax